Income Taxation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Bermuda income taxes, statutory rate	0.00%	0.00%	0.00%
Valuation allowance	$ 118,229,000	$ 117,390,000
Increase (decrease) in valuation allowance	800,000
Unrecognized tax benefits	0	0	$ 0
Accrued interest and penalties related to unrecognized tax benefits	$ 0	$ 0	$ 0